Related-Party Transactions Related-Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Dividends, Common Stock	$ 105.0	$ 190.0	$ 120.0
Operating Costs Charged [Member] | OG&E [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	134.4	131.5	123.0
OG&E [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	14.0	11.5	13.8
OG&E [Member] | Natural Gas Transportation [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	35.0	35.0	35.0
OG&E [Member] | Natural Gas Purchases [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	(2.1)	11.2	7.6
Retained Earnings [Member]
Related Party Transaction [Line Items]
Dividends, Common Stock	$ 105.0	$ 190.0	$ 120.0